Note 2 - Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Notes Tables
Property, Plant and Equipment, Useful Life [Table Text Block]

Office furniture (in years)	5
Laboratory equipment (in years)	5
Computer hardware (in years)	3
Computer software (in years)	3
Leasehold improvements (in years)	Life of lease